Bond with warrants and derivative instruments (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	₩ 1,267,801	₩ 1,473,823	₩ 2,152,546
Issuance		3,460,534	1,823,464
Redemption	(227,200)	(3,195,075)	(1,003,900)
Losses (gains) on valuation of derivatives	(60,632)	(455,141)	(667,835)
Derecognized upon bond settlement		(16,340)	(830,452)
Balance at end	979,969	1,267,801	1,473,823
12 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		66,240	208,960
Issuance
Redemption
Losses (gains) on valuation of derivatives		(57,920)	(142,720)
Derecognized upon bond settlement		(8,320)
Balance at end			66,240
13 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		53,263	963,391
Issuance
Redemption
Losses (gains) on valuation of derivatives		(47,163)	(322,128)
Derecognized upon bond settlement		(6,100)	(588,000)
Balance at end			53,263
15 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	117,845	337,179	698,795
Issuance
Redemption
Losses (gains) on valuation of derivatives	(117,845)	(217,414)	(119,164)
Derecognized upon bond settlement		(1,920)	(242,452)
Balance at end		117,845	337,179
18 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,017,141
Issuance			1,021,266
Redemption		(1,011,875)
Losses (gains) on valuation of derivatives		(5,266)	(4,125)
Derecognized upon bond settlement
Balance at end			1,017,141
19 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Issuance		824,174
Redemption		(775,000)
Losses (gains) on valuation of derivatives		(49,174)
Derecognized upon bond settlement
Balance at end
20 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	227,200
Issuance		1,719,885
Redemption	(227,200)	(1,408,200)
Losses (gains) on valuation of derivatives		(84,485)
Derecognized upon bond settlement
Balance at end		227,200
21 st bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	922,756
Issuance		916,475
Redemption
Losses (gains) on valuation of derivatives	57,213	6,281
Derecognized upon bond settlement
Balance at end	₩ 979,969	922,756
14 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning			281,400
Issuance
Redemption			(195,900)
Losses (gains) on valuation of derivatives			(85,500)
Derecognized upon bond settlement
Balance at end
17 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Issuance			802,198
Redemption			(808,000)
Losses (gains) on valuation of derivatives			5,802
Derecognized upon bond settlement
Balance at end